Equipment	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Equipment	Equipment
Equipment consists of office equipment, software, furniture and fittings. The following table summarizes the movement for the six months ended June 30, 2021 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	39	(20)	19
Depreciation	—	(1)	(1)
As at March 31, 2021 (Predecessor)	39	(21)	18
Depreciation	—	(2)	(2)
As at June 30, 2021 (Predecessor)	39	(23)	16
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and the period from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	39	(28)	11
As at February 22, 2022 (Predecessor)	39	(28)	11
Fresh Start adjustments	(30)	28	(2)
As at February 23, 2022 (Successor)	9	—	9
As at March 31, 2022 (Successor)	9	—	9
Additions	1	—	1
Depreciation	—	(1)	(1)
As at June 30, 2022 (Successor)	10	(1)	9
On emergence from Chapter 11 proceedings, the carrying value of our equipment was adjusted to fair value a result of the application of Fresh Start accounting. The fair values were determined through a combination of income-based and market based approaches, with accumulated depreciation being reset to nil. The total net fair value adjustment to our equipment was $2 million, resulting in a loss recognized in “Reorganization items, net” in the Consolidated Statement of Operations.